Critical accounting estimates and judgments	12 Months Ended
Dec. 31, 2020
Critical accounting estimates and judgments
Critical accounting estimates and judgments

3            Critical accounting estimates and judgments

The Group makes estimates and judgments that affect the reported amounts of revenues, expenses, assets and liabilities in these financial statements. Estimates and judgments are continually assessed based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

In the process of applying the Group’s accounting policies, management has made the following judgments and accounting estimation, which have the most significant effect on the amounts recognized in the financial statements.

(a)	Capitalization of development costs

Costs incurred in upgrading existing application and platform (primarily relating to upgrade of the existing features or additions of new features/modules) and developing new application and platform are capitalized as intangible assets when recognition criteria as detailed in Note 2.8 are fulfilled. Management has applied judgement in determining recognition criteria required for capitalization of such costs have been met, including whether it is technical feasible to complete the application and platform, and whether the application and platform under development will generate probable future economic benefits based on the historical experience of the existing products and the prospects of the markets. Any severe change in market performance or technology advancement will have an impact on the development costs capitalized.

(b)	Impairment of financial assets measured at amortized costs

The Group applies expected credit losses model in measuring impairment of trade receivables, contract assets. The expected loss rates are based on the Group’s past loss experiences, existing market conditions as well as forward looking estimates at the end of each reporting periods.

Details of the methodology and key inputs used are disclosed in Note 4.1(b)(ii).

(c)	Income taxes

The Group is subject to income taxes in numerous jurisdictions. Judgement is required in determining the provision for income taxes.

The recognition of deferred tax assets is based upon whether it is more likely than not that sufficient and suitable taxable profits will be available in the future against which the deductible temporary difference can be utilised. To determine the future taxable profits, reference is made to the latest available profit forecasts. Where the temporary difference is related to losses, relevant tax law is considered to on a jurisdictional basis determine the availability of the losses to offset against the future taxable profits.

Significant items on which the Group has exercised accounting judgment include recognition of deferred tax assets in respect of tax losses. Recognition of the deferred tax assets involves judgment regarding the future financial performance of the Group.

Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact current income tax and deferred income tax in the period in which such determination is made.

(d)	Recognition of share-based compensation expenses

As mentioned in Note 26, equity-settled share-based compensation schemes were established for the employees. The directors have used the Binomial option-pricing model to determine the grant date fair value of the options or restricted shares granted to employees, which is to be expensed over the vesting period. Significant estimate on assumptions, such as the underlying equity value, risk-free interest rate, expected volatility and dividend yield, is required to be made by the directors in applying the Binomial option-pricing model. In addition, The Group is required to estimate the percentage of grantees that will remain in employment with the Group and if the performance conditions for vesting will be met at the end of the vesting period. The Group only recognizes an expense for those share options or restricted shares expected to vest over the vesting period.

(e)Estimation of the useful life of application and platform included in intangible assets

As at December 31, 2020, the carrying amount of application and platform was RMB382,635,000 (2019: RMB432,743,000 ). The Group estimates the useful life of the application and platform to be at least 3 years based on the expected technical obsolescence of such assets. However, the actual useful life may be shorter or longer than 3 years, depending on technical innovations and competitor actions. If it were only 2 years, the carrying amount would be RMB253,216,000 as at December 31, 2020. If the useful life were estimated to be 5 years, the carrying amount would be RMB486,171,000.

(f)	Impairment of intangible assets including goodwill

The Group is required to test goodwill and intangible assets not ready for use on an annual basis. Other intangible assets are tested whenever events or changes in circumstances indicate that the carrying amount of those assets exceeds its recoverable amount. Intangible assets are tested for impairment based on the recoverable amount of the CGU to which these assets are related. The recoverable amount is determined based on the higher of fair value less costs to sell and value in use.

Determination of the value in use is an area involving management judgment in order to assess whether the carrying value of intangible assets can be supported by the net present value of future cash flows. In calculating the net present value of the future cash flows, certain assumptions are required to be made in respect of highly uncertain areas including management’s expectations of (i) future unlevered free cash flows; (ii) long‑term growth rates; and (iii) the selection of discount rates to reflect the risks involved.

The management of the Group consider that no impairment charge was required after performing the impairment assessment for the years ended December 31, 2018, 2019 and 2020.

(g)	Consolidation of VIEs

As disclosed in Note 1.2, the Group exercises control over the VIEs and has the right to recognize and receive substantially all the economic benefits through the Contractual Arrangements. The Group considers that it controls the VIEs notwithstanding the fact that it does not hold direct equity interests in the VIEs, as it has power over the financial and operating policies of the VIEs and receive substantially all the economic benefits from the business activities of the VIEs through the Contractual Arrangements. Accordingly, all these VIEs are accounted for as controlled structured entities and their financial statements have also been consolidated by the Company.

(h)	Multiple performance obligations

The Group considers implementation and post-implementation support services as distinct performance obligations (Note 2.21 (a)), and the business origination and post-lending management services as distinct performance obligations (Note 2.21 (b)). However, the Group does not provide these services separately, and the third-party evidence of selling price does not exist either, as public information is not available regarding the amount of fees competitors charge for these services. As a result, the Group uses the expected-cost-plus-a-margin approach to determine its best estimate of selling prices of the different deliverables as the basis for allocation. When estimating the selling prices, the Group considers the costs related to such services, profit margin, customer demand, effect of competition, and other market factors, if applicable. During the year ended December 31, 2020, the estimation of multiple performance obligations does not have significant effect on the financial statements as relevant transaction has decreased due to Ceased Lending Solution Contracts.

(i)	Estimation of variable consideration

The total consideration for business origination service and post-lending management service provided by the Group to financial institutions is variable. Under guarantee model, the fee rate is fixed and the variability is mainly related to the prepayment risk of borrowers that the borrower can early repay the loans and the monthly service fee for the remaining period will be waived. Under non-guarantee model, the fee includes a fixed component and a variable component which depends on the performance of portfolios of the underlying loans, therefore the variability is mainly related to actual default rates of portfolios of the loans, as well as the prepayment risk. Variable fees are included as part of the total transaction price to the extent that it is highly probable that a significant reversal of the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable fee is subsequently resolved. The Group considers estimated prepayment risk and estimated default risk in determining its transaction price, using the expected value approach on the basis of historical information and current trends of prepayments and default. Further, given the service fees are collected over the typical loan term of 36 months, the transaction price is calculated as the present value of all probable collections, discounted using a discount rate that reflects the customers' credit worthiness. During the year ended December 31, 2020 and 2019, the estimation of variable consideration does not have significant effect on the financial statements as relevant transaction has decreased due to Ceased Lending Solution Contracts.

(j)	Measurement of financial guarantee liability

The financial guarantee liability is initially recognized at fair value. The fair value is determined by the Group using a discounted cash flow method, and takes into account  the timing and amount of expected payouts under the guarantee based on historical loss data, and other observable data such as the amount that are charged by other market participants to issue similar guarantees in a standalone arm’s length transaction.  The discount rates adopted take into account time value of the money as well as an adjustment for the Group’s credit worthiness.

Subsequent to initial recognition, the guarantee liabilities are measured at the higher of the amount determined in accordance with the expected credit loss model under IFRS 9 Financial Instruments and the amount initially recognized less, where appropriate, the cumulative amount of income recognized in accordance with the principles of IFRS 15 Revenue from Contracts with Customers. The measurement of the expected credit loss of the underlying guaranteed loans takes into account the historical loss record of the Group and those of other comparable companies in the market/industry, current and forward looking economics conditions. During the year ended December 31, 2020 and 2019, the measurement of financial guarantee liability does not have significant effect on the financial statements as relevant transaction has decreased due to Ceased Lending Solution Contracts.

(k)	Allocation of amortization of intangible assets between cost of revenue and research and development expenses

Intangible assets of the Company are mainly used in provision of services to customers and therefore amortization of the Company is recognized as cost of revenue, except that platform and application with an original cost of RMB690,910,000 contributed by Ping An Group has been used in the provision of services to customers and concurrently been used as the foundation to research and develop new or upgraded products and services. With the assistance of a third party valuation firm, the original cost of RMB690,910,000 of platform and application contributed by Ping An Group is split into two components. The first component of RMB591,650,000 is arrived at based on a discounted cash flow valuation assuming that the Company had obtained the license to use the platform but had not obtained intellectual property rights of the platform and thus no revenue would be generated from new products in the future. The other component of RMB99,260,000 is considered as the value related to the potential of intellectual property rights (such as software codes) which are to be used in research and development activities. The amortization of platform and application with an original cost of RMB690,910,000 contributed by Ping An Group is then allocated to cost of revenue and research and development expenses based on the ratio of the above two components. Significant judgement, in particular the disaggregation of cash flow between the two components, have been made by the Company in arriving at the valuation of two components based on which the related amortization is allocated to cost of revenue and research and development expenses. During the year ended December 31, 2020 and 2019, the allocation of amortization does not have significant effect on the financial statements as the application and platform contributed by Ping An Group was fully amortized on July, 2019.